SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at January 1,	$ 403	$ 284
Provision for impairment of receivables		110
Foreign exchange adjustment	(5)	9
Balance at June 30 / December 31	$ 398	$ 403